Related Party Transactions - Schedule of Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Related Party [Line Items]
Management salaries	$ 290	$ 225
Directors' fees	182	152
Share-based compensation	540	0
Total	$ 1,012	$ 377